Income Taxes (U.S. Federal Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate	35.00%	35.00%	35.00%
U.S. state and local income taxes—net of U.S. Federal income tax benefit	1.50%	1.50%	1.60%
Differences related to non-U.S. operations	(8.60%)	(9.20%)	(8.00%)
U.S. Tax Reform	17.40%	0.00%	0.00%
Equity compensation	(2.60%)	0.00%	0.00%
Other	0.20%	0.30%	0.50%
Effective tax rate	42.90%	27.60%	29.10%